Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Jan. 31, 2025
Supplemental Cash Flow Disclosures
Schedule of Supplemental Cash Flow Disclosures
	January 31, 2025 $	January 31, 2024 $	January 31, 2023 $

Supplemental disclosures:
Interest paid	31,817	-	-

Non-cash investing and financing activities:
Common shares issued for services	-	-	29,737
Common shares of MedMelior issued for services	-	-	2,961,835
Common shares issued for settlement of accounts payable	19,688	-	-
Common shares of MedMelior issued for settlement of amounts due to related parties	284,000	-	-
Brokers’ warrants granted as issue costs for convertible debentures	14,606	-	-
Common shares and share purchase warrants issued for conversion of debentures and accrued interest	702,180	-	493,253
Brokers’ warrants granted as share issue costs	-	45,371	-